UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[414-765-5348]
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

The Osterweis Fund

SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS: 89.8%
	Beverages: 2.5%
77,400	Diageo Plc - ADR	$6,138,594
20,000	PepsiCo, Inc.	1,251,000
		7,389,594
	Biotechnology: 5.6%
236,875	Charles River Laboratories International, Inc.*	10,244,844
115,225	Invitrogen Corp. *	6,520,583
		16,765,427
	Commercial Services & Supplies: 7.8%
128,225	Avery Dennison Corp.	8,710,324
197,225	Pitney Bowes, Inc.	9,109,823
136,225	Republic Services, Inc.	5,540,271
		23,360,418
	Consumer Finance: 3.2%
198,400	SLM Corp.	9,675,968
	Containers & Packaging: 3.5%
507,600	Crown Holdings, Inc. *	10,618,992
	Electric Utilities: 2.8%
207,825	ITC Holdings Corp.	8,292,217
	Energy Equipment & Services: 2.3%
108,200	Schlumberger Ltd.	6,833,912
	Food & Staples Retailing: 3.1%
175,075	Costco Wholesale Corp.	9,256,215
	Food Products: 3.0%
25,700	Nestle SA1	9,132,622
	Gas Utilities: 2.9%
313,982	Southern Union Co.	8,775,797
	Health Care Equipment & Supplies: 5.2%
90,400	Bausch & Lomb, Inc.	4,706,224
277,725	Kinetic Concepts, Inc. *	10,984,024
		15,690,248
	Health Care Providers & Services: 9.6%
262,145	HealthSouth Corp. *	5,937,584
138,300	Manor Care, Inc.	6,489,036
231,850	Omnicare, Inc.	8,956,365
735,850	Service Corp. International	7,542,463
		28,925,448
	Holding & Other Investment Offices: 1.4%
380,350	Alesco Financial Inc.	4,069,745
	Insurance: 6.1%
220,900	First American Corp.	8,986,212
276,700	Genworth Financial Inc. - Class A	9,465,907
		18,452,119
	Internet Software & Services: 6.2%
44,825	United Online, Inc.	595,276
378,950	VeriSign, Inc. *	9,113,748
393,875	Websense, Inc. *	8,992,166
		18,701,190
	Investment Management: 2.6%
591,400	Azimut Holding SpA [1]	7,916,040
	IT Services: 0.9%
74,937	VeriFone Holdings, Inc. *	2,652,770
	Machinery: 0.9%
175,725	Chart Industries, Inc. *	2,848,502
	Media: 9.8%
463,300	Citadel Broadcasting Corp.	4,614,468
126,475	Lamar Advertising Co. - Class A *	8,270,200
119,761	Liberty Global, Inc. - Class A *	3,491,033
119,761	Liberty Global, Inc. - Series C *	3,353,308
155,757	R.H. Donnelley Corp. *	9,770,637
		29,499,646
	Pharmaceuticals: 3.0%
136,900	Johnson & Johnson	9,038,138
	Real Estate: 4.5%
669,700	Annaly Capital Management, Inc.	9,315,527
250,825	Trustreet Properties, Inc.	4,226,401
		13,541,928
	Specialty Retail: 2.9%
685,500	Kingfisher Plc [1]	3,201,139
2,401,550	Signet Group Plc [1]	5,572,096
		8,773,235
	TOTAL COMMON STOCKS
	(Cost $228,703,424)	270,210,171

	INVESTMENT COMPANY: 3.2%
502,275	Ares Capital Corp.	9,598,475
	TOTAL INVESTMENT COMPANY
	(Cost $7,961,335)	9,598,475

Principal
Amount		Value
	BONDS: 1.5%
	CONVERTIBLE BOND: 1.4%
	Electronics: 1.4%
$4,180,000	Sanmina - SCI Corp.,
	3.000%, 03/15/2007	4,174,775
	TOTAL CONVERTIBLE BOND
	(Cost $4,155,655)	4,174,775

	CORPORATE BOND: 0.1%
	Tobacco: 0.1%
	Reynolds American, Inc.
500,000	6.500%, 06/01/2007	503,172
	TOTAL CORPORATE BOND
	(Cost $500,000)	503,172
	TOTAL BONDS
	(Cost $4,655,655)	4,677,947

Shares		Value
	SHORT-TERM INVESTMENT: 5.3%
15,929,775	Goldman Sachs Financial Square - Prime Obligations Fund	15,929,775
	TOTAL SHORT-TERM INVESTMENT
	(Cost $15,929,775)	15,929,775
	TOTAL INVESTMENTS IN SECURITIES: 99.8%
	(Cost $257,250,189)	300,416,368
	Other Assets in Excess of Liabilities: 0.2%	580,381
	TOTAL NET ASSETS: 100.0%	$300,996,749

ADR American Depository Receipt.
*	Non-income producing security.
[1]	Security denominated in a foreign currency.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows+:

Cost of investments	$257,266,523
Gross unrealized appreciation	49,770,571
Gross unrealized depreciation	(6,620,726)
Net unrealized appreciation	$43,149,845

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Osterweis Strategic Income Fund

SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited)

Principal
Amount		Value
	BONDS: 87.5%
	CONVERTIBLE BONDS: 49.4%
	Airlines: 2.4%
2,225,000	Jetblue Airways Corp.,
	3.500%, 07/15/2033	$2,147,125
	Biotechnology: 7.1%
3,500,000	CuraGen Corp.,
	6.000%, 02/02/2007	3,465,000
2,916,000	Millennium Pharmaceuticals, Inc.,
	5.500%, 01/15/2007	2,919,645
		6,384,645
	Chemicals & Allied Products: 1.9%
1,500,000	Nektar Therapeutics,
	5.000%, 02/08/2007	1,492,500
200,000	3.500%, 10/17/2007	197,000
		1,689,500
	Communications Equipment: 10.6%
2,000,000	ADC Telecommunications, Inc.,
	5.795%, 06/15/2013 [2]	1,922,500
2,500,000	Ciena Corp.,
	3.750%, 02/01/2008	2,431,250
2,075,000	Computer Technology Associates, Inc.,
	3.000%, 02/15/2007	2,075,000
3,250,000	Nortel Networks Corp.,
	4.250%, 09/01/2008	3,160,625
		9,589,375
	Electronics: 3.1%
2,780,000	Sanmina - SCI Corp.,
	3.000%, 03/15/2007	2,776,525
	Internet & Catalog Retail: 1.0%
1,000,000	Collegiate Pacific, Inc.,
	5.750%, 12/01/2009 (Cost $1,042,770; Acquired 09/08/2005 through 10/18/2005, )[1]	957,500
	Media: 1.8%
1,800,000	Sinclair Broadcast Group, Inc.,
	6.000%, 09/15/2012	1,656,000
	Pharmaceuticals: 2.4%
2,150,000	Sepracor, Inc.,
	5.000%, 02/15/2007	2,150,000
	Real Estate Investment Trusts: 2.3%
2,000,000	Meristar Hospitality Operating Partnerships,
	9.500%, 04/01/2010	2,053,000
	Semiconductor & Semiconductor Equipment: 7.5%
500,000	Agere Systems, Inc.,
	6.500%, 12/15/2009	511,250
750,000	Axcelis Technologies, Inc.,
	4.250%, 01/15/2007	743,437
1,020,000	International Rectifier Corp.,
	4.250%, 07/15/2007	1,017,450
2,500,000	LTX Corp.,
	4.250%, 08/15/2007	2,593,750
1,925,000	TriQuint Semiconductor, Inc.,
	4.000%, 03/01/2007	1,920,188
		6,786,075
	Semiconductor Equipment & Products: 4.3%
3,850,000	Conexant Systems, Inc.,
	4.000%, 02/01/2007	3,854,812
	Software: 4.1%
4,050,000	Magma Design Automation, Inc.,
	0.000%, 05/15/2008	3,690,563
	Wireless Telecommunication Services: 0.9%
850,000	American Tower Corp.,
	5.000%, 02/15/2010	851,062
	TOTAL CONVERTIBLE BONDS
	(Cost $44,427,541)	44,586,182

	CORPORATE BONDS: 38.1%
	Auto Components: 2.5%
2,240,000	The Goodyear Tire & Rubber Co.,
	8.500%, 03/15/2007	2,254,000
	Banks: 1.9%
1,750,000	Emigrant Capital Trust,
	7.391%, 04/14/2034 (Cost $1,741,250; Acquired 08/12/2004)[1,2]	1,747,924
	Communications: 2.3%
2,050,000	LCI International, Inc.,
	7.250%, 06/15/2007	2,065,375
	Forest Products & Paper: 1.1%
965,000	Newark Group, Inc.
	9.750%, 03/15/2014	972,238
	Health Care Equipment & Supplies: 0.6%
500,000	Millipore Corp.,
	7.500%, 04/01/2007	501,764
	Health Care Providers & Services: 4.7%
1,285,000	HealthSouth Corp.,
	8.500%, 02/01/2008	1,310,255
775,000	10.750%, 10/01/2008	790,704
1,500,000	11.418%, 06/15/2014 (Cost $1,544,799; Acquired 11/09/2006)[1,2]	1,605,000
500,000	Service Corp. International,
	6.500%, 03/15/2008	505,000
		4,210,959
	Home Furniture, Furnishings & Equipment Stores: 1.3%
1,250,000	Gregg Appliances, Inc.,
	9.000%, 02/01/2013	1,200,000
	Hotels, Restaurants & Leisure: 4.9%
1,000,000	The Restaurant Co.,
	10.000%, 10/01/2013	946,250
3,445,000	Sbarro, Inc.,
	11.000%, 09/15/2009	3,513,900
		4,460,150
	Hotels, Rooming Houses, Camps & Other Lodging Places: 0.7%
750,000	155 East Tropicana LLC,
	8.750%, 04/01/2012	648,750
	Household Durables: 1.9%
525,000	Blyth, Inc.,
	7.900%, 10/01/2009	530,250
1,150,000	Champion Enterprises, Inc.,
	7.625%, 05/15/2009	1,138,500
		1,668,750
	Real Estate: 3.6%
3,250,000	National Health Investors,
	7.300%, 07/16/2007	3,261,924
	Retail: 2.8%
2,500,000	Harry & David Operations
	10.400%, 03/01/2012 [2]	2,500,000
	Steel Foundries: 4.3%
3,600,000	Amsted Industries, Inc.,
	10.250%, 10/15/2011 (Cost $3,865,095; Acquired 12/07/2006)[1]	3,870,000
	Textiles, Apparel & Luxury Goods: 1.5%
1,500,000	Unifi, Inc.,
	11.500%, 05/15/2014 (Cost $1,425,422; Acquired 10/10/2006 through 10/12/2006)[1]	1,387,500
	Tobacco: 4.0%
2,000,000	Alliance One International, Inc.,
	11.000%, 05/15/2012	2,140,000
1,500,000	Reynolds American, Inc.,
	6.500%, 06/01/2007	1,509,515
		3,649,515
	TOTAL CORPORATE BONDS
	(Cost $34,139,108)	34,398,849
	TOTAL BONDS
	(Cost $78,566,649)	78,985,031

Shares		Value
	INVESTMENT COMPANY: 3.3%
156,250	Ares Capital Corp.	2,985,937
	TOTAL INVESTMENT COMPANY
	(Cost $2,507,925)	2,985,937

	PREFERRED STOCKS: 2.3%
	Hotels, Restaurants & Leisure: 0.6%
23,975	Six Flags, Inc., Pfd.	534,643
	Trusts, Except Educational, Religious & Charitable: 1.7%
28,000	Omnicare, Inc.	1,504,720
	TOTAL PREFERRED STOCKS
	(Cost $2,055,546)	2,039,363

	SHORT-TERM INVESTMENT: 5.1%
4,580,168	Goldman Sachs Financial Square - Prime Obligations Fund	4,580,168
	TOTAL SHORT-TERM INVESTMENT
	(Cost $4,580,168)	4,580,168
	TOTAL INVESTMENTS IN SECURITES: 98.2%
	(Cost $87,710,288)	88,590,499
	Other Assets in Excess of Liabilities: 1.8%	1,611,378
	TOTAL NET ASSETS:100.0%	$90,201,877

[1]
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At December 31, 2006, the value of these securities amounted to $7,775,424 or 8.6% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on December 31, 2006.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows+:

Cost of investments	$87,717,530
Gross unrealized appreciation	1,227,154
Gross unrealized depreciation	(354,185)
Net unrealized appreciation	$872,969

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title         /s/Robert M. Slotky
                                                 Robert M. Slotky, President

Date   February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/Robert M. Slotky
                                                  Robert M. Slotky, President

Date   February 22, 2007

By (Signature and Title)*      /s/Eric W. Falkeis
                                                 Eric W. Falkeis, Treasurer

Date   February 22, 2007

* Print the name and title of each signing officer under his or her signature.